CONSIDERATION PAYABLE TO WEBANK (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 21, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 28, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank					$ 905	¥ 6,485	¥ 27,237
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration payable to Webank									¥ 73,700	¥ 48,000
Face value of debt			¥ 30,000	¥ 30,000			¥ 30,000	¥ 30,000
Periodic payment		¥ 2,500	¥ 2,500	¥ 5,000
Debt instrument maturity date		December 2024 to November 2026	December 2023 to November 2024	June 2023 to November 2023
Repayable amount		¥ 27,200
Outstanding debt payables	¥ 5,900